Post-employment benefits for associates - Summary of funded and unfunded DBO and net liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Asset or Liability of Defined Benefit Plan [Roll Forward]
Past service costs and settlements	$ 0	$ 0	$ 18
Pension plans
Reconciliation of Asset or Liability of Defined Benefit Plan [Roll Forward]
Net defined benefit obligation (asset) at beginning of period	167	270
Current service cost	16	20
Interest cost (income)	6	4
Past service costs and settlements	0	(3)
Administrative expenses	2	2
Currency translation effects	6	(4)
Employer contributions	31	19
Net defined benefit obligation (asset) at end of period	215	167	270
Funded status	(190)	(146)
Limitation on recognition of fund surplus at January 1	(21)	(20)
Change in limitation on recognition of fund surplus (including exchange rate differences)	(4)	(1)
Limitation on recognition of fund surplus at December 31	(25)	(21)	(20)
Pension plans | Benefit obligation
Reconciliation of Asset or Liability of Defined Benefit Plan [Roll Forward]
Net defined benefit obligation (asset) at beginning of period	563	791
Current service cost	16	20
Interest cost (income)	20	12
Past service costs and settlements	(1)	(3)
Administrative expenses	2	2
Remeasurement losses/(gains) arising from changes in financial assumptions	46	(185)
Remeasurement (gains) arising from changes in demographic assumptions	(2)	(15)
Remeasurement losses/(gains) arising from experience-related changes	16	3
Currency translation effects	22	(31)
Benefit payments	(49)	(36)
Contributions of associates	5	5
Net defined benefit obligation (asset) at end of period	638	563	791
Pension plans | Plan assets
Reconciliation of Asset or Liability of Defined Benefit Plan [Roll Forward]
Net defined benefit obligation (asset) at beginning of period	(417)	(541)
Interest cost (income)	(14)	(8)
Return on plan assets excluding interest income	15	(93)
Currency translation effects	(16)	27
Settlements	(1)	0
Benefit payments	(49)	(36)
Employer contributions	31	19
Contributions of associates	5	5
Net defined benefit obligation (asset) at end of period	(448)	(417)	(541)
Other post-employment benefit plans
Reconciliation of Asset or Liability of Defined Benefit Plan [Roll Forward]
Net defined benefit obligation (asset) at beginning of period	221	300
Current service cost	5	8
Interest cost (income)	11	8
Past service costs and settlements	0	0
Administrative expenses	0	0
Currency translation effects	0	0
Employer contributions	14	14
Net defined benefit obligation (asset) at end of period	213	221	300
Funded status	(213)	(221)
Change in limitation on recognition of fund surplus (including exchange rate differences)	0	0
Other post-employment benefit plans | Benefit obligation
Reconciliation of Asset or Liability of Defined Benefit Plan [Roll Forward]
Net defined benefit obligation (asset) at beginning of period	221	300
Current service cost	5	8
Interest cost (income)	11	8
Past service costs and settlements	0	0
Administrative expenses	0	0
Remeasurement losses/(gains) arising from changes in financial assumptions	6	(62)
Remeasurement (gains) arising from changes in demographic assumptions	0	0
Remeasurement losses/(gains) arising from experience-related changes	(16)	(19)
Currency translation effects	0	0
Benefit payments	(18)	(18)
Contributions of associates	4	4
Net defined benefit obligation (asset) at end of period	213	221	300
Other post-employment benefit plans | Plan assets
Reconciliation of Asset or Liability of Defined Benefit Plan [Roll Forward]
Net defined benefit obligation (asset) at beginning of period	0	0
Interest cost (income)	0	0
Return on plan assets excluding interest income	0	0
Currency translation effects	0	0
Settlements	0	0
Benefit payments	(18)	(18)
Employer contributions	14	14
Contributions of associates	4	4
Net defined benefit obligation (asset) at end of period	$ 0	$ 0	$ 0